Other Financial Liabilities - Summary of Breakdown of Other Financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	$ 374,491,943	$ 420,684,684
Credit and debit card settlement - due to merchants [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	196,821,322	228,920,357
Amounts payable for other spot purchases pending settlement [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	93,449,791	45,887,253
Payment orders pending to foreign exchange settlement [Member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	34,430,062	17,727,873
Collections and other transactions on account and behalf of others [Member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	10,454,906	8,737,913
Finance leases liabilities [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	9,388,790	6,119,963
Amounts payable for spot purchases of foreign currency pending settlement [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	1,326,551	49,982,243
Amounts payable for spot purchases of government securities pending settlement [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	310,596	30,457,203
Other [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	$ 28,309,925	$ 32,851,879